STOCKHOLDERS' DEFICIENCY (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Stockholders' Equity 1	35
Stockholders' Equity 2	1
Stockholders' Equity 3	2,300,000
Stockholders' Equity 4	80,500,000
Stockholders' Equity 5	$ 0.0001
Stockholders' Equity 6	33,873,049
Stockholders' Equity 7	$ 1,100,000
Stockholders' Equity 8	1,100,000
Stockholders' Equity 9	1,100,000
Stockholders' Equity 10	$ 1.00
Stockholders' Equity 11	500,000
Stockholders' Equity 12	500,000
Stockholders' Equity 13	$ 0.50
Stockholders' Equity 14	1,000,000
Stockholders' Equity 15	1,526,718
Stockholders' Equity 16	$ 0.8515
Stockholders' Equity 17	1,300,000
Stockholders' Equity 18	$ 1
Stockholders' Equity 19	$ 704,590